Note Borrowings (Borrowings by contractual maturities) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Line Items]
2017	$ 635,747
2018	183,920
2019	564,699
2020	112,309
2021	21,694
Later years	537,108
Borrowed Funds	2,055,477
Assets Sold Under Agreements To Repurchase
Debt Disclosure [Line Items]
2017	479,425
Other Short Term Borrowings
Debt Disclosure [Line Items]
2017	1,200
2018	0
2019	0
2020	0
2021	0
Later years	0
Borrowed Funds	1,200
Notes Payable
Debt Disclosure [Line Items]
2017	155,122
2018	183,920
2019	564,699
2020	112,309
2021	21,694
Later years	537,108
Borrowed Funds	1,574,852
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase
Debt Disclosure [Line Items]
2018	0
2019	0
2020	0
2021	0
Later years	0
Borrowed Funds	$ 479,425